Cash Accumulation Trust

100 Mulberry Street

Gateway Center Three, 4th Floor

Newark, New Jersey 07102

November 24, 2004

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC  20549

RE:	Cash Accumulation Trust (the Fund)
Registration Nos. 2-91889 and 811-4060

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectuses and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on November 24, 2004.

If you have any questions concerning this filing, please contact Jonathan D. Shain at (973) 802-6469.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Secretary